Investment Contracts - Summary of Investment Contracts for Account of Policyholders (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of investment contracts for account of policyholder [Line Items]
Beginning balance	€ 104,592	€ 91,624
Gross premium and deposits - existing and new business	11,832	11,995
Withdrawals	(15,132)	(10,716)
Disposal of a business	(182)
Interest credited	(13,698)	10,702
Investment contracts liabilities released	(3,182)	(3,815)
Fund charges released	(202)	(209)
Net exchange differences	(1,154)	6,353
Transfer (to)/from other headings	(1,396)	(1,344)
Transfers to disposal groups	(925)
Other	2	1
Ending balance	80,555	104,592
Without Discretionary Participation Features [member]
Disclosure of investment contracts for account of policyholder [Line Items]
Beginning balance	71,242	59,625
Gross premium and deposits - existing and new business	11,155	11,185
Withdrawals	(15,132)	(10,716)
Disposal of a business	(182)
Interest credited	(9,691)	7,572
Fund charges released	(202)	(209)
Net exchange differences	382	4,256
Transfer (to)/from other headings	(1,396)	(473)
Transfers to disposal groups	(925)
Other	2	1
Ending balance	55,254	71,242
With Discretionary Participation Features [member]
Disclosure of investment contracts for account of policyholder [Line Items]
Beginning balance	33,350	31,999
Gross premium and deposits - existing and new business	677	810
Interest credited	(4,007)	3,130
Investment contracts liabilities released	(3,182)	(3,815)
Net exchange differences	(1,537)	2,097
Transfer (to)/from other headings		(871)
Other	0	0
Ending balance	€ 25,301	€ 33,350